Stock Options and Warrants	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
Stock Options and Warrants

Stock Options

The following table summarizes stock option transactions for the quarter ended March 31, 2020:

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2019	40	$877.50
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2020	40	$877.50
Exercisable, March 31, 2020	40	$877.50

Common Stock Warrants

Warrant transactions for the quarter ended March 31, 2020 are as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2019:	1,813,053	$0.20
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at March 31, 2020	1,813,053	$0.20
Exercisable at March 31, 2020	1,813,053	$0.20